Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Nine Months Ended September 30, 2012
Expected volatility	301.48%
Expected life of option	6.05 Years
Risk free interest rate	1.00%
Expected dividend yield	0%

Expected life:	5 years
Expected volatility:	282.30%
Risk free interest rate:	0.11%
Expected dividends:	0%

Expected life:	1-2 years
Expected volatility:	284.86%
Risk free interest rate:	0.17%
Expected dividends:	0%

Expected life:	1-2 years
Expected volatility:	283.93%
Risk free interest rate:	1.53%
Expected dividends:	0%

Expected life:	5 years
Expected volatility:	230.40%
Risk free interest rate:	1.7%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.00%
Risk free interest rate:	2.23%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

Expected life:	10 years
Expected volatility:	198.3%
Risk free interest rate:	2.04%
Expected dividends:	0%

Expected life:	6 years
Expected volatility:	187.50%
Risk free interest rate:	2.07%
Expected dividends:	0%

Summary of stock options and warrants by exercise price range

The following table summarizes information about stock options and warrants for the Company as of December 31, 2011 and 2010:

2011 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	0.97	$0.13	4,575,000	$0.13
$0.17 - 4.00	3,643,955	5.66	$0.78	1,535,000	$0.77

2010 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	1.97	$0.13	4,500,000	$0.13
$0.17 - 1.00	1,950,000	1.78	$0.75	1,080,000	$0.81

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$2.50	2,342,500	4.05	$2.50	2,342,500	$2.50

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,237,500	1.48
Exercised	(75,000)	0.33
Expired or canceled, during the period	(4,500,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at September 30, 2012	4,670,705	0.94
Exercisable at September 30, 2012	2,054,114	$0.73

	Number of Options	Weighted Average Exercise Price
Stock Options
Balance at December 31, 2009	9,600,000
Granted	95,000	$0.27
Exercised	-
Forfeited	(3,450,000)
Balance at December 31, 2010	6,245,000
Granted	2,048,955	0.80
Exercised	—
Forfeited	—
Balance at December 31, 2011	8,293,955
Options Exercisable at December 31, 2011	6,110,000	$0.41
Weighted Average Fair Value of Options Granted During 2011		$0.80

Summary of unvested stock options / restricted stock award

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,237,500	1.29
Vested	(396,114)	0.39
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at September 30, 2012	2,616,591	$0.91

Non-employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted
	Number of Options		Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011		530,000		$0.94
Granted		400,000		1.21
Exercised		-
Expired or canceled, during the period		-
Forfeited, during the period		-
Outstanding at September 30, 2012		930,000		1.06
Exercisable at September 30, 2012		542,500		$0.95

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of unvested stock options / restricted stock award

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	300,000	$0.45
Granted	4,850,000	0.65
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2012	5,150,000	$0.55

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options granted

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2009	750,000
Granted	-
Exercised	-
Expired	(750,000)
Balance at December 31, 2010	—	—
Granted	2,380,000	$2.50
Exercised	(37,500)
Expired	—
Balance at December 31, 2011	2,342,500
Warrants Exercisable at December 31, 2011	2,342,500	$2.50
Weighted Average Fair Value of Warrants Granted During 2011		$2.50